Stockholders' equity (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Statutory net income	R$ 37,318	R$ 33,389	R$ 29,695
Legal reserve	(1,406)	(1,669)	(1,485)
Dividend calculation basis	35,912	31,720	28,210
Mandatory dividend	8,978	7,930	7,053
Dividends and Interest on Capital Paid / Accrued	R$ 25,724	R$ 21,468	R$ 8,368